SCHEDULE OF FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities
Contingent liabilities	$ 9,454,000
Total
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities
Contingent liabilities
Total
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities
Contingent liabilities
Total
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	391,648
Contingent liabilities	9,454,000
Total	$ 9,845,648